Mine standby costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Mine standby costs
30. Mine standby costs

	December 31, 2020	December 31, 2019

Lamaque	$3,086	$—
Skouries	8,890	7,911
Vila Nova	746	2,115
Other mine standby costs	2,953	7,308
	$15,675	$17,334

In accordance with the Québec government-mandated restrictions to address the COVID-19 pandemic in the province, operations were temporarily suspended at Lamaque on March 25, 2020. Operations restarted on April 15, 2020.